Commitments - Future minimum lease revenues receivable under non-cancellable operating leases (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of maturity analysis of operating lease payments [line items]
Total	$ 19,316	$ 8,060
Not later than one year [member]
Disclosure of maturity analysis of operating lease payments [line items]
Total	$ 19,316	$ 8,060